STONE RIDGE TRUST

LifeX 2048 Inflation-Protected Longevity Income ETF

LifeX 2049 Inflation-Protected Longevity Income ETF

LifeX 2050 Inflation-Protected Longevity Income ETF

LifeX 2051 Inflation-Protected Longevity Income ETF

LifeX 2052 Inflation-Protected Longevity Income ETF

LifeX 2053 Inflation-Protected Longevity Income ETF

LifeX 2054 Inflation-Protected Longevity Income ETF

LifeX 2055 Inflation-Protected Longevity Income ETF

LifeX 2056 Inflation-Protected Longevity Income ETF

LifeX 2057 Inflation-Protected Longevity Income ETF

LifeX 2058 Inflation-Protected Longevity Income ETF

LifeX 2059 Inflation-Protected Longevity Income ETF

LifeX 2060 Inflation-Protected Longevity Income ETF

LifeX 2061 Inflation-Protected Longevity Income ETF

LifeX 2062 Inflation-Protected Longevity Income ETF

LifeX 2063 Inflation-Protected Longevity Income ETF

LifeX 2064 Inflation-Protected Longevity Income ETF

LifeX 2065 Inflation-Protected Longevity Income ETF

LifeX 2048 Longevity Income ETF

LifeX 2049 Longevity Income ETF

LifeX 2050 Longevity Income ETF

LifeX 2051 Longevity Income ETF

LifeX 2052 Longevity Income ETF

LifeX 2053 Longevity Income ETF

LifeX 2054 Longevity Income ETF

LifeX 2055 Longevity Income ETF

LifeX 2056 Longevity Income ETF

LifeX 2057 Longevity Income ETF

LifeX 2058 Longevity Income ETF

LifeX 2059 Longevity Income ETF

LifeX 2060 Longevity Income ETF

LifeX 2061 Longevity Income ETF

LifeX 2062 Longevity Income ETF

LifeX 2063 Longevity Income ETF

LifeX 2064 Longevity Income ETF

LifeX 2065 Longevity Income ETF

LifeX Durable Income ETF

SUPPLEMENT DATED SEPTEMBER 4, 2025

TO

PROSPECTUS

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED

MAY 1, 2025

As previously announced, on July 22, 2025, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”) approved (i) an Agreement and Plan of Reorganization (the “Plan”) pursuant to which (x) 14 of the Longevity Income ETFs will be reorganized with and into the 2050, 2055, 2060 and 2065 Longevity Income ETFs as described further below (the “Fixed Reorganization”) and (y) 14 of the Inflation-Protected Longevity Income ETFs (together with the 14 Longevity Income ETFs, the “Target ETFs”) will be reorganized with and into the 2050, 2055, 2060 and 2065 Inflation-Protected Longevity Income ETFs as described further below

(together with the 2050, 2055, 2060 and 2065 Longevity Income ETFs, the “Acquiring ETFs”, and together with the Target ETFs, the “Funds”) (such transaction, the “TIPS Reorganization”, and together with the Fixed Reorganization, the “Reorganizations”), (ii) reverse share splits by certain LifeX ETFs (as defined below) and (iii) special one-time distributions by each of the Acquiring ETFs and the LifeX Durable Income ETF (collectively, the “Distributing ETFs”).

Reorganizations

On July 22, 2025, the Board of the Trust approved the Reorganizations. Each Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The closing date of each Reorganization is expected to occur on the date specified below (such date, the “Closing Date”). Shareholder approval is not required to effect the Reorganizations. The closing date may change without notice to shareholders.

Under the Plan each Target ETF will be reorganized with and into the specified Acquiring ETF as set forth in the table below:

Target ETF		Acquiring ETF	Closing Date
LifeX 2064 Longevity Income ETF	g	LifeX 2065 Longevity Income ETF	September 18, 2025
LifeX 2063 Longevity Income ETF	g
LifeX 2062 Longevity Income ETF	g
LifeX 2061 Longevity Income ETF	g

LifeX 2059 Longevity Income ETF	g	LifeX 2060 Longevity Income ETF	September 17, 2025
LifeX 2058 Longevity Income ETF	g
LifeX 2057 Longevity Income ETF	g
LifeX 2056 Longevity Income ETF	g

LifeX 2054 Longevity Income ETF	g	LifeX 2055 Longevity Income ETF	September 16, 2025
LifeX 2053 Longevity Income ETF	g
LifeX 2052 Longevity Income ETF	g
LifeX 2051 Longevity Income ETF	g

LifeX 2049 Longevity Income ETF	g	LifeX 2050 Longevity Income ETF	September 15, 2025
LifeX 2048 Longevity Income ETF	g

LifeX 2064 Inflation-Protected Longevity Income ETF	g	LifeX 2065 Inflation-Protected Longevity Income ETF	September 18, 2025
LifeX 2063 Inflation-Protected Longevity Income ETF	g
LifeX 2062 Inflation-Protected Longevity Income ETF	g
LifeX 2061 Inflation-Protected Longevity Income ETF	g

LifeX 2059 Inflation-Protected Longevity Income ETF	g	LifeX 2060 Inflation-Protected Longevity Income ETF	September 17, 2025
LifeX 2058 Inflation-Protected Longevity Income ETF	g
LifeX 2057 Inflation-Protected Longevity Income ETF	g
LifeX 2056 Inflation-Protected Longevity Income ETF	g

LifeX 2054 Inflation-Protected Longevity Income ETF	g	LifeX 2055 Inflation-Protected Longevity Income ETF	September 16, 2025
LifeX 2053 Inflation-Protected Longevity Income ETF	g
LifeX 2052 Inflation-Protected Longevity Income ETF	g
LifeX 2051 Inflation-Protected Longevity Income ETF	g

LifeX 2049 Inflation-Protected Longevity Income ETF	g	LifeX 2050 Inflation-Protected Longevity Income ETF	September 15, 2025
LifeX 2048 Inflation-Protected Longevity Income ETF	g

Under the terms of the Plan, each Target ETF will transfer all of its assets to the specified Acquiring ETF in exchange for common shares of beneficial interest of the relevant Acquiring ETF (the “Reorganization Shares”) and the assumption by such Acquiring ETF of all of such Target ETF’s liabilities. The exchange will be effected on the date agreed to by each Target Fund and each Acquiring Fund and will have been deemed to occur as of 9:00 a.m. Eastern Time on such date. This will be followed immediately by each Target ETF’s distribution of the Reorganization Shares to its shareholders, in complete liquidation of each Target ETF.

The Target ETFs and the Acquiring ETFs pursue substantially similar investment objectives, with each seeking to provide reliable monthly distributions (linked to inflation, in the case of the Inflation-Protected Longevity Income ETFs) consisting of income and principal through a specified end year. The Target ETFs and the Acquiring ETFs pursue substantially similar investment strategies through investing in debt securities issued by the U.S. Treasury. Additionally, in the case of the Inflation-Protected Longevity Income ETFs, each of the Target ETFs and the Acquiring ETFs recalibrate their distributions annually based on an inflation adjustment described in the prospectus.

A prospectus/information statement containing information about the Reorganizations is expected to be mailed to each Target ETF’s shareholders on or about September 4, 2025. The prospectus/information statement will include a comparison of, and more information regarding, the Acquiring ETFs and their applicable Target ETFs’ investment objectives, strategies and other policies. No action is needed from shareholders.

Reverse Share Split

On July 22, 2025, the Board of the Trust approved reverse share splits for each of the funds (such funds, the “LifeX ETFs”) as set forth in the table below. The reverse share splits are scheduled to occur after the market close on September 19, 2025, with shares being offered on a split-adjusted basis beginning on September 22, 2025. Shareholders of record in a LifeX ETF at the close of business on September 19, 2025 will participate in the reverse share split for each LifeX ETF. As a result of the reverse share splits, every eleven (11), twelve (12), or thirteen (13) of the applicable LifeX ETF’s outstanding shares (or fractions thereof) as set forth in the table below will automatically and without any action on the part of shareholders be converted into ten (10) shares, with shareholders receiving cash for any fractional shares. The reverse share splits will decrease each LifeX ETF’s shares outstanding and increase the net asset value (“NAV”) per share by a proportional amount.

Stone Ridge Trust – Longevity Income ETFs	Reverse Share Split Ratio
LifeX 2065 Longevity Income ETF	10-for-11
LifeX 2060 Longevity Income ETF	10-for-11
LifeX 2055 Longevity Income ETF	10-for-12
LifeX 2050 Longevity Income ETF	10-for-13
Stone Ridge Trust – Longevity Inflation-Protected Income ETFs
LifeX 2065 Inflation-Protected Longevity Income ETF	10-for-12
LifeX 2060 Inflation-Protected Longevity Income ETF	10-for-12
LifeX 2055 Inflation-Protected Longevity Income ETF	10-for-12
LifeX 2050 Inflation-Protected Longevity Income ETF	10-for-13
Stone Ridge Trust – Durable ETF
LifeX Durable Income ETF	10-for-11

In addition, following the reverse share splits, the intended distribution amount per share for each Acquiring ETF will change to $0.8333 per outstanding share per month (adjusted for inflation in the case of the Inflation-Protected

Longevity Income ETFs), or $10.00 per share per year (adjusted for inflation in the case of the Inflation-Protected Longevity Income ETFs), through December of the end year specified in such Acquiring ETF’s prospectus.

The following table shows the effect of hypothetical 10-for-11, 10-for-12, and 10-for-13 reverse share splits on a shareholder’s investment (actual NAV per share, shares owned and total value may vary).

Period and Split Ratio	# of Shares Owned	Hypothetical NAV per share	Total Value (Based on Hypothetical NAV per share)
10-for-11 (Pre-Split)	100	$10.00	$1,000.00
10-for-11 (Post-Split)	90.91	$11.00	$1,000.00
10-for-12 (Pre-Split)	100	$10.00	$1,000.00
10-for-12 (Post-Split)	83.33	$12.00	$1,000.00
10-for-13 (Pre-Split)	100	$10.00	$1,000.00
10-for-13 (Post-Split)	76.92	$13.00	$1,000.00

While the number of outstanding shares will decrease, the reverse share split will not affect a LifeX ETF’s portfolio holdings, its aggregate net asset value or the total dollar value of a shareholder’s investment in a LifeX ETF. In addition, the reverse share split is not a taxable event and will not affect any shareholder’s rights, preferences or privileges associated with a LifeX ETF’s shares.

Special Distributions

On July 22, 2025, the Board of the Trust approved a special distribution to be made by each of the Distributing ETFs. The record date for each such special distribution will be September 24, 2025, and the payment date will be September 25, 2025. The estimated amount of each distribution is shown in the table below. The final amount of each distribution may differ from the estimates below.

Stone Ridge Trust – Longevity Income ETFs	Estimated Special Distribution Amount Per Share
LifeX 2065 Longevity Income ETF	$5.85
LifeX 2060 Longevity Income ETF	$0.99
LifeX 2055 Longevity Income ETF	$8.36
LifeX 2050 Longevity Income ETF	$10.36
Stone Ridge Trust – Longevity Inflation-Protected Income ETFs
LifeX 2065 Inflation-Protected Longevity Income ETF	$22.71
LifeX 2060 Inflation-Protected Longevity Income ETF	$15.74
LifeX 2055 Inflation-Protected Longevity Income ETF	$6.99
LifeX 2050 Inflation-Protected Longevity Income ETF	$11.06
Stone Ridge Trust – Durable ETF
LifeX Durable Income ETF	$5.78

Shareholders of record in a Distributing ETF as of the close of business on the applicable record date will be eligible to receive the special distribution.

Please Retain This Supplement for Future Reference